Share-Based Payments - Detailed Disclosure Detail Of Stock Unit Activity Performance Stock (Detail)	12 Months Ended
Dec. 31, 2019 USD ($) shares
Disclosure Detail Of Stock Unit Activity Performance Stock [Line Items]
Number of performance stock units outstanding, Granted	1,707,800
Number of performance stock units outstanding, Vested	35,600
Number of performance stock units outstanding, Cancelled	982,524
Performance Stock Unit [Member] | Calyxt [Member]
Disclosure Detail Of Stock Unit Activity Performance Stock [Line Items]
Number of free shares outstanding, beginning balance	0
Number of performance stock units outstanding, Granted	311,667
Number of performance stock units outstanding, Vested	0
Number of performance stock units outstanding, Cancelled	0
Number of free shares outstanding, ending balance	311,667
Weighted average grant date fair value, beginning balance | $	$ 0
Weighted average grant date fair Value, granted | $	7.06
Weighted average grant date fair value, vested | $	0
Weighted average grant date fair Value, cancelled | $	0
Weighted average grant date fair value, ending balance | $	$ 7.06